Leases - Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease expense	$ 640	$ 380
Operating lease expense			$ 380
Variable lease payment	289	250
Variable lease payment			229
Total lease expense	$ 929	$ 630	600
Total lease expense			$ 609